Taxation - Summary of loss before tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Loss before income tax expense
Loss from China operations	¥ (3,863,527)	$ (606,274)	¥ (1,635,230)	¥ (2,938,045)
Gain/(Loss) from non-China operations	13,724	2,154	(13,944)	28,602
Loss before income tax expenses	¥ (3,849,803)	$ (604,120)	¥ (1,649,174)	¥ (2,909,443)